INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS.
Schedule of long-term investments consisting of cost method investments, equity method investments and available-for-sale securities

	2013	2014
	RMB	RMB
Available-for-sale securities
LY.com (available-for-sale)	—	1,547,844,523
Hanting (available-for-sale)	1,016,455,767	898,828,511
Easy Go (available-for-sale)	143,904,165	627,905,501
eHi (available-for-sale)	570,977,550	535,024,052
Tuniu (available-for-sale)	—	216,690,294
A travel agency focusing on teenager market (available-for-sale)	—	81,000,000
A big-data advertisement company (available-for-sale)	—	62,046,000
Happy City (available-for-sale)	37,358,327	35,422,062
Dining Secretary (available-for-sale)	56,242,365	29,046,000
Equity method investments
Homeinns (equity method)	801,550,868	902,964,928
Skyseas (equity method)	—	161,828,826
A technology company focusing on hotel customer reviews (formerly equity method)	21,665,182	—
Cost method investments
Keystone (cost method)	155,330,749	158,217,350
Zhong An Online (cost method)	50,000,000	50,000,000
Others	3,728,507	11,938,400
Total net book value	2,857,213,480	5,318,756,447

Carrying amount and unrealized securities holding profit for equity method investment

	2013	2014
	RMB	RMB
Investment cost
Balance at beginning of year	570,709,828	554,626,285
Foreign currency translation	(16,083,543)	14,052,966
Total investment cost	554,626,285	568,679,251

Value booked under equity method
Share of cumulative profit	265,745,783	357,085,613
Amortization of identifiable intangible assets, net of tax	(18,821,200)	(22,799,936)
Total booked value under equity method.	246,924,583	334,285,677

Net book value	801,550,868	902,964,928

Financial information of investees

	2013	2014
	RMB (’000)	RMB (’000)

Current assets	1,621,982	1,230,755
Non-current assets	7,755,635	8,030,078
Current liabilities	1,776,838	1,751,016
Non-current liabilities	3,292,033	2,546,507
Retain earnings	1,175,874	1,568,795
Non-controlling interest	19,429	15,188
Total shareholders’ equity	4,308,746	4,963,310
Total revenues	6,208,970	6,657,128
Net Revenues	5,825,490	6,247,843
Income from operations	455,294	643,675
Net income	191,009	446,490
Net (loss) / income attributable to Homeinns Group’s shareholders	189,650	441,396